PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property and equipment

	December 31,	Business			Reclassifications/	December 31,
	2017	acquisitions	Additions	Deductions	translations	2018
At cost:
Land rights	1,519	46	39	—	22	1,626
Buildings	9,802	43	67	(1)	1,922	11,833
Leasehold improvements	1,257	—	23	(24)	119	1,375
Switching equipment	18,512	—	818	(1,920)	(2,070)	15,340
Telegraph, telex and data communication equipment	1,583	—	3	—	—	1,586
Transmission installation and equipment	139,381	—	3,287	(6,398)	10,743	147,013
Satellite, earth station and equipment	9,300	—	2,414	(3)	261	11,972
Cable network	47,354	—	5,887	(36)	(7,555)	45,650
Power supply	16,494	13	484	(277)	1,275	17,989
Data processing equipment	13,377	23	140	(622)	1,348	14,266
Other telecommunication peripherals	1,661	—	1,765	—	(1)	3,425
Office equipment	1,637	46	475	(86)	86	2,158
Vehicles	840	6	379	(1)	(5)	1,219
CPE assets	22	—	—	—	—	22
Other equipment	97	—	18	—	(21)	94
Property under construction	4,415	2	17,821	(23)	(17,339)	4,876
Total	267,251	179	33,620	(9,391)	(11,215)	280,444

Accumulated depreciation:
Land rights	299	—	36	—	—	335
Buildings	2,880	—	513	(1)	13	3,405
Leasehold improvements	823	—	150	(24)	—	949
Switching equipment	14,595	—	1,309	(1,920)	(3,390)	10,594
Telegraph, telex and data communication equipment	802	—	518	—	—	1,320
Transmission installation and equipment	71,881	—	11,561	(5,579)	(372)	77,491
Satellite, earth station and equipment	4,334	—	677	(3)	(3)	5,005
Cable network	18,052	—	2,084	(36)	(7,718)	12,382
Power supply	11,274	—	1,375	(267)	7	12,389
Data processing equipment	10,312	—	1,047	(601)	(10)	10,748
Other telecommunication peripherals	603	—	428	—	(1)	1,030
Office equipment	1,116	—	334	(72)	4	1,382
Vehicles	292	—	122	(1)	(6)	407
CPE assets	20	—	—	—	—	20
Other equipment	96	—	4	—	(25)	75
Total	137,379	—	20,158	(8,504)	(11,501)	137,532
Net book value	129,872					142,912

	December 31,	Business			Reclassifications/	December 31,
	2018	acquisition	Additions	Deductions	translations	2019
At cost:
Land rights	1,626	—	—	—	(1,626)	—
Buildings	11,833	12	779	(4)	1,442	14,062
Leasehold improvements	1,375	—	37	(58)	195	1,549
Switching equipment	15,340	—	1,228	(61)	861	17,368
Telegraph, telex and data communication equipment	1,586	—	675	—	(3)	2,258
Transmission installation and equipment	147,013	686	6,768	(6,240)	3,525	151,752
Satellite, earth station and equipment	11,972	—	108	(11)	275	12,344
Cable network	45,650	—	8,197	(113)	689	54,423
Power supply	17,989	—	793	(253)	1,585	20,114
Data processing equipment	14,266	10	709	(107)	1,531	16,409
Other telecommunication peripherals	3,425	—	1,904	—	11	5,340
Office equipment	2,158	7	208	(101)	89	2,361
Vehicles	1,219	—	99	(167)	(583)	568
CPE assets	22	—	—	—	(22)	—
Other equipment	94	—	57	—	(28)	123
Property under construction	4,876	81	14,923	(20)	(17,241)	2,619
Total	280,444	796	36,485	(7,135)	(9,300)	301,290

Accumulated depreciation:
Land rights	335	—	—	—	(335)	—
Buildings	3,405	—	726	(4)	(14)	4,113
Leasehold improvements	949	—	198	(56)	—	1,091
Switching equipment	10,594	—	1,488	(45)	(41)	11,996
Telegraph, telex and data communication equipment	1,320	—	260	—	—	1,580
Transmission installation and equipment	77,491	—	11,059	(5,260)	(3,294)	79,996
Satellite, earth station and equipment	5,005	—	818	(10)	(4)	5,809
Cable network	12,382	—	2,349	(102)	(392)	14,237
Power supply	12,389	—	1,454	(239)	(7)	13,597
Data processing equipment	10,748	—	1,304	(61)	(14)	11,977
Other telecommunication peripherals	1,030	—	737	—	(1)	1,766
Office equipment	1,382	—	383	(55)	(32)	1,678
Vehicles	407	—	72	(137)	(132)	210
CPE assets	20	—	—	—	(20)	—
Other equipment	75	—	1	—	(10)	66
Total	137,532	—	20,849	(5,969)	(4,296)	148,116
Net book value	142,912					153,174

Schedule of gain on sale of property and equipment

	2017	2018	2019
Proceeds from sale of property and equipment	1,367	629	1,496
Net book value	(1,009)	(1)	(853)
Gain on sale of property and equipment	358	628	643

Radio software license
Disclosure of detailed information about property, plant and equipment [line items]
Summary of changes in estimated useful lives

Years	Increase (Decrease)
2020	266
2021	18
2022	(106)